GOODWILL	12 Months Ended
Dec. 31, 2025
Goodwill and Intangible Assets Disclosure [Abstract]
GOODWILL	GOODWILL
The Company's Goodwill balance on the Consolidated balance sheet is comprised of the following amounts:

at December 31	2025		2024
(millions)	Canadian dollars	U.S. dollars[1]	Canadian dollars	U.S. dollars[1]

Columbia	10,082	7,351	10,588	7,351
ANR	2,669	1,946	2,803	1,946
Great Lakes	167	122	176	122
North Baja	66	48	70	48
Tuscarora	32	23	33	23
	13,016	9,490	13,670	9,490
1Represents gross amounts of goodwill as at December 31, 2025 and 2024 of US$10,828 million, net of accumulated impairment of US$1,338 million.
Changes in Goodwill were as follows:

(millions of Canadian $)	U.S. Natural Gas Pipelines

Balance at January 1, 2024	12,532
Foreign exchange rate changes	1,138
Balance at December 31, 2024	13,670
Foreign exchange rate changes	(654)
Balance at December 31, 2025	13,016
As part of the annual goodwill impairment assessment at December 31, 2025, the Company evaluated qualitative factors impacting the fair value of the underlying reporting units for all reporting units other than the Columbia reporting unit. It was determined that it was more likely than not that the fair value of all reporting units exceeded their carrying amounts, including goodwill.
Columbia
The Company elected to proceed directly to a quantitative annual impairment test at December 31, 2025 for the $10,082 million (US$7,351 million) of goodwill related to the Columbia reporting unit subsequent to the 2025 Columbia Gas Settlement. To determine fair value, the Company used a discounted cash flow model incorporating projections of future cash flows as well as a valuation multiple and applied a risk-adjusted discount rate which involved significant estimates and judgments. The fair value measurement is classified as Level III in the fair value hierarchy. It was determined that the fair value of the Columbia reporting unit exceeded its carrying value, including goodwill, at December 31, 2025.
Great Lakes
The estimated fair value of the Great Lakes reporting unit in excess of its carrying value was less than 10 per cent at the date of the last quantitative goodwill impairment test in 2022. Any future reductions in cash flow forecasts or adverse changes in other key assumptions could result in a future impairment of the goodwill balance.